Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 807,150	$ 210,969
Trade and other receivables	24,771	10,879
Inventories	1,573	932
Other current assets	24,171	10,427
Total current assets	857,665	233,207
Lease right-of-use assets, net	21,206	15,957
Property and equipment, net	8,342	7,989
Intangible assets, net	234,493	62,819
Goodwill	971,939	146,598
Other	11,504	11,749
Deferred tax assets	170	109
Total assets	2,105,319	478,428
Current liabilities
Accounts payable and accrued liabilities	65,052	30,810
Lease liabilities	5,120	3,301
Income taxes payable	114	76
Current portion of deferred revenue	43,116	36,622
Total current liabilities	113,402	70,809
Deferred revenue	2,796	5,472
Lease liabilities	20,558	13,546
Long-term debt	29,770	29,687
Other long-term liabilities	3,154	8,198
Deferred tax liabilities	1,356	6,578
Total liabilities	171,036	134,290
Shareholders’ equity
Share capital	2,526,448	852,115
Additional paid-in capital	35,877	11,773
Accumulated other comprehensive income (loss)	9,715	(6,271)
Accumulated deficit	(637,757)	(513,479)
Total shareholders’ equity	1,934,283	344,138
Total liabilities and shareholders’ equity	2,105,319	478,428
Commitments and contingencies